Taxes - Expenses Recognized in OCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Unrealized gain (loss) on cash flow hedges	$ (1,158)	$ 992	$ 871
Exchange differences on translation of foreign operations	(3,742)	(1,730)	4,758
Remeasurements of the net defined benefit liability	383	127	(208)
Share of the other comprehensive income of equity method accounted investees	1,129	1,506	(2,597)
Total income tax expense (benefit) recognized in OCI	(3,388)	$ 895	$ 2,824
Employee benefits
Statement [Line Items]
Share of the other comprehensive income of equity method accounted investees	114
CTA
Statement [Line Items]
Share of the other comprehensive income of equity method accounted investees	1,138
MTM
Statement [Line Items]
Share of the other comprehensive income of equity method accounted investees	$ (123)